Note 2 - Going Concern Uncertainty (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 05, 2015
Details
Cash and cash equivalents	$ 162,762			$ 100,475	$ 5,627	$ 563
Working Capital	189,607
Net loss	$ 3,632,902	$ 26,637	$ 26,642	$ 26,642	$ 480,068